Employee Benefits and Share-Based Compensation - Summary of Assumptions Used Within Option-Pricing Model (Details) - Performance Based Options	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected stock price volatility, minimum	31.50%
Expected stock price volatility, maximum	32.20%
Expected stock price volatility		25.97%
Risk-free interest rate, minimum	2.48%
Risk-free interest rate, maximum	2.58%
Risk-free interest rate		1.81%
Expected term		4 years 2 months 12 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years 8 months 19 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 2 months 19 days